Changes in Investment in Equity Affiliate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments in and Advances to Affiliates [Line Items]
Beginning Balance		$ 511
Result from investment in equity affiliate		(511)	(242)
Ending balance			$ 511